LEASES (Schedule of Lease-Related Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 154,652	$ 123,928
Current lease liabilities Accrued expenses and other liabilities	22,772	18,854
Long-term lease liabilities	143,324	112,719
Debt and Lease Obligation	$ 166,096	$ 131,573
Weighted average remaining lease term (years)	8 years 9 months 25 days	8 years 11 months 26 days
Weighted average discount rate	2.12%	4.03%